CONSOLIDATED BALANCE SHEET - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
CONSOLIDATED BALANCE SHEET [Abstract]
Vessels	$ 2,521,223	$ 2,673,938
Dry docking and scrubbers	66,945	68,159
Right-of-use assets - Vessels	18,661	34,561
Other property, plant and equipment	733	964
Total property, plant and equipment	2,607,562	2,777,622
Intangible assets	510	1,290
Total intangible assets	510	1,290
Other investments	23,069	23,953
Derivative financial instruments	12,024	35,023
Deferred tax assets	0	36
Restricted cash	13,542	13,381
Loans receivable from joint ventures	64,133	69,626
Joint ventures	81,371	60,172
Total other non-current assets	194,139	202,191
Total non-current assets	2,802,211	2,981,103
Intangible assets	5,919	0
Total intangible assets	5,919	0
Inventories	94,155	107,704
Trade and other receivables, and prepayments	503,836	589,710
Derivative financial instruments	12,601	12,902
Cash at bank and on hand	195,271	141,621
Cash retained in the commercial pools	88,297	80,900
Total other current assets	894,160	932,837
Total current assets	900,079	932,837
Total assets	3,702,290	3,913,940
Share capital	1,093,055	5,069
Share premium	0	1,044,849
Contributed surplus	0	537,112
Other reserves	517,713	27,620
Treasury shares	(53,439)	(17,951)
Retained earnings	705,177	631,025
Total shareholders' equity	2,262,506	2,227,724
Borrowings	785,954	1,025,023
Total non-current liabilities	785,954	1,025,023
Borrowings	336,295	267,328
Derivative financial instruments	1,939	276
Current income tax liabilities	2,757	8,111
Trade and other payables	312,839	385,478
Total current liabilities	653,830	661,193
Total liabilities	1,439,784	1,686,216
Total shareholders' equity and liabilities	$ 3,702,290	$ 3,913,940